Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assigned Level for Each Asset and Liability Held at Fair Value

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of June 30, 2026
Recurring fair value measurements
Convertible notes	$-	-	$20,059	$20,059
Warrant liability	6,145,450	-	-	6,145,450
As of December 31, 2025
Recurring fair value measurements
Convertible notes	-	-	129,017,286	129,017,286
Warrant liability	890,000	-	-	890,000

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Recurring fair value measurements
Digital Assets	-	-	-	-
Convertible notes	-	-	$129,017,286	$129,017,286
Warrant liability	$890,000			$890,000
As of December 31, 2024
Recurring fair value measurements
Digital assets	$721,664	-	-	$721,664

Schedule of Convertible Notes Including Fair Value Adjustments

Level 3 December 2025 Convertible Notes	For the Six Months Ended June 30, 2026
Balance at January 1, 2026	129,017,286
Fair value adjustments recognized in earnings	470,668,608
Contractual interest expense recognized before conversion	2,081,202
Conversions into common shares	(602,870,303)
Effect of currency translation	1,123,267
Balance at June 30, 2026	20,059